Distribution Date: Sep 25, 2006
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Aurora Loan Services LLC
May 25, 2006
April 30, 2006
April 01, 2006
- Payment Date Statement

- Remittance Summary Group

- Remittance Summary Servicer

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Diana Kenneally
Account Administrator
617-603-6413
Diana.kenneally@usbank.com
Distribution Date
September 25, 2006
Determination Date September 18, 2006 Accrual Periods: Begin End
Record Date - Physical Certificates August 31, 2006 Libor Certificates 8/25/2006 9/24/2006
Record Date - non Physical Certificates September 24, 2006
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance
A1 5.41438% $272,815,000.00 $253,840,155.73 $19,684,406.49 $1,183,499.97 $20,867,906.46 $0.00 $0.00 $234,155,749.24
A2-A 5.49438% $221,631,000.00 $221,631,000.00 $0.00 $1,048,596.47 $1,048,596.47 $0.00 $0.00 $221,631,000.00
A2-B 5.55438% $22,321,000.00 $22,321,000.00 $0.00 $106,759.97 $106,759.97 $0.00 $0.00 $22,321,000.00
A3-A 5.55438% $168,979,000.00 $168,979,000.00 $0.00 $808,216.14 $808,216.14 $0.00 $0.00 $168,979,000.00
A3-B 5.62438% $18,775,000.00 $18,775,000.00 $0.00 $90,931.38 $90,931.38 $0.00 $0.00 $18,775,000.00
A4-A 5.65438% $68,045,000.00 $68,045,000.00 $0.00 $331,314.47 $331,314.47 $0.00 $0.00 $68,045,000.00
A4-B 5.70438% $7,560,000.00 $7,560,000.00 $0.00 $37,135.51 $37,135.51 $0.00 $0.00 $7,560,000.00
M1 5.72438% $37,190,000.00 $37,190,000.00 $0.00 $183,321.68 $183,321.68 $0.00 $0.00 $37,190,000.00
M2 5.74438% $15,313,000.00 $15,313,000.00 $0.00 $75,746.51 $75,746.51 $0.00 $0.00 $15,313,000.00
M3 5.76438% $4,375,000.00 $4,375,000.00 $0.00 $21,716.50 $21,716.50 $0.00 $0.00 $4,375,000.00
M4 5.87438% $12,251,000.00 $12,251,000.00 $0.00 $61,971.61 $61,971.61 $0.00 $0.00 $12,251,000.00
M5 5.97438% $5,687,000.00 $5,687,000.00 $0.00 $29,257.37 $29,257.37 $0.00 $0.00 $5,687,000.00
M6 6.12438% $4,812,000.00 $4,812,000.00 $0.00 $25,377.39 $25,377.39 $0.00 $0.00 $4,812,000.00
M7 6.57438% $4,375,000.00 $4,375,000.00 $0.00 $24,768.06 $24,768.06 $0.00 $0.00 $4,375,000.00
M8 7.07438% $6,563,000.00 $6,563,000.00 $0.00 $39,980.66 $39,980.66 $0.00 $0.00 $6,563,000.00
C 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
P 0.00000% $0.00 $0.00 $0.00 $152,767.31 $152,767.31 $0.00 $0.00 $0.00
X 0.00000% $4,383,554.16 $4,375,378.00 $0.00 $1,284,178.46 $1,284,178.46 $0.00 $0.00 $4,375,378.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Totals: $870,692,000.00 $851,717,155.73 $19,684,406.49 $5,505,539.46 $25,189,945.95 $0.00 $0.00 $832,032,749.24
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A1 52522RAA8 $930.44794359 $72.15294793 $4.33810447 $0.00000000 $858.29499566 LIBOR 5.32438%
A2-A 52522RAB6 $1,000.00000000 $0.00000000 $4.73127166 $0.00000000 $1,000.00000000
A2-B 52522RAC4 $1,000.00000000 $0.00000000 $4.78293849 $0.00000000 $1,000.00000000
A3-A 52522RAD2 $1,000.00000000 $0.00000000 $4.78293835 $0.00000000 $1,000.00000000
A3-B 52522RAE0 $1,000.00000000 $0.00000000 $4.84321598 $0.00000000 $1,000.00000000
A4-A 52522RAF7 $1,000.00000000 $0.00000000 $4.86904945 $0.00000000 $1,000.00000000
A4-B 52522RAG5 $1,000.00000000 $0.00000000 $4.91210450 $0.00000000 $1,000.00000000
M1 52522RAH3 $1,000.00000000 $0.00000000 $4.92932724 $0.00000000 $1,000.00000000
M2 52522RAJ9 $1,000.00000000 $0.00000000 $4.94654934 $0.00000000 $1,000.00000000
M3 52522RAK6 $1,000.00000000 $0.00000000 $4.96377143 $0.00000000 $1,000.00000000
M4 52522RAL4 $1,000.00000000 $0.00000000 $5.05849400 $0.00000000 $1,000.00000000
M5 52522RAM2 $1,000.00000000 $0.00000000 $5.14460524 $0.00000000 $1,000.00000000
M6 52522RAN0 $1,000.00000000 $0.00000000 $5.27377182 $0.00000000 $1,000.00000000
M7 52522RAP5 $1,000.00000000 $0.00000000 $5.66127086 $0.00000000 $1,000.00000000
M8 52522RAQ3 $1,000.00000000 $0.00000000 $6.09182691 $0.00000000 $1,000.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A1 5.41438% $1,183,499.97 $0.00 $0.00 $0.00 $0.00 $0.00 $1,183,499.97 $0.00
A2-A 5.49438% $1,048,596.47 $0.00 $0.00 $0.00 $0.00 $0.00 $1,048,596.47 $0.00
A2-B 5.55438% $106,759.97 $0.00 $0.00 $0.00 $0.00 $0.00 $106,759.97 $0.00
A3-A 5.55438% $808,216.14 $0.00 $0.00 $0.00 $0.00 $0.00 $808,216.14 $0.00
A3-B 5.62438% $90,931.38 $0.00 $0.00 $0.00 $0.00 $0.00 $90,931.38 $0.00
A4-A 5.65438% $331,314.47 $0.00 $0.00 $0.00 $0.00 $0.00 $331,314.47 $0.00
A4-B 5.70438% $37,135.51 $0.00 $0.00 $0.00 $0.00 $0.00 $37,135.51 $0.00
M1 5.72438% $183,321.68 $0.00 $0.00 $0.00 $0.00 $0.00 $183,321.68 $0.00
M2 5.74438% $75,746.51 $0.00 $0.00 $0.00 $0.00 $0.00 $75,746.51 $0.00
M3 5.76438% $21,716.50 $0.00 $0.00 $0.00 $0.00 $0.00 $21,716.50 $0.00
M4 5.87438% $61,971.61 $0.00 $0.00 $0.00 $0.00 $0.00 $61,971.61 $0.00
M5 5.97438% $29,257.37 $0.00 $0.00 $0.00 $0.00 $0.00 $29,257.37 $0.00
M6 6.12438% $25,377.39 $0.00 $0.00 $0.00 $0.00 $0.00 $25,377.39 $0.00
M7 6.57438% $24,768.06 $0.00 $0.00 $0.00 $0.00 $0.00 $24,768.06 $0.00
M8 7.07438% $39,980.66 $0.00 $0.00 $0.00 $0.00 $0.00 $39,980.66 $0.00
C $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
P $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $152,767.31 $0.00
X $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,284,178.46 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Diana Kenneally
Account Administrator
617-603-6413
Diana.kenneally@usbank.com
Distribution Date
September 25, 2006
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Remic I-2/II-2 Regular Interests:
Remic I-2/II-2 Regular Interests Non-Remic I-2/II-2 Regular Interests Totals
Principal Interest Principal Interest Principal Interest
Distribution Distribution Distribution Distribution Distribution Distribution
A1 19,684,406.49 1,183,499.97 0.00 0.00 19,684,406.49 1,183,499.97
A2-A 0.00 1,048,596.47 0.00 0.00 0.00 1,048,596.47
A2-B 0.00 106,759.97 0.00 0.00 0.00 106,759.97
A3-A 0.00 808,216.14 0.00 0.00 0.00 808,216.14
A3-B 0.00 90,931.38 0.00 0.00 0.00 90,931.38
A4-A 0.00 331,314.47 0.00 0.00 0.00 331,314.47
A4-B 0.00 37,135.51 0.00 0.00 0.00 37,135.51
M1 0.00 183,321.68 0.00 0.00 0.00 183,321.68
M2 0.00 75,746.51 0.00 0.00 0.00 75,746.51
M3 0.00 21,716.50 0.00 0.00 0.00 21,716.50
M4 0.00 61,971.61 0.00 0.00 0.00 61,971.61
M5 0.00 29,257.37 0.00 0.00 0.00 29,257.37
M6 0.00 25,377.39 0.00 0.00 0.00 25,377.39
M7 0.00 24,768.06 0.00 0.00 0.00 24,768.06
M8 0.00 39,980.66 0.00 0.00 0.00 39,980.66
TOTAL 19,684,406.49 4,068,593.69 0.00 0.00 19,684,406.49 4,068,593.69
Cumulative X-I Distributions 5,099,846.56
Cumulative R Distributions 0.00
Cumulative C Distributions 0.00

Contact:
Diana Kenneally
Account Administrator
617-603-6413
Diana.kenneally@usbank.com
Distribution Date
September 25, 2006
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposits: Investment Income 0.00 Loans Became REO from immediately preceding month 0.00
Deposits: from waterfall 0.00 Amount of Advances required to be made by servicer 2,047,884.54
Withdrawal: Basis Risk Shortfalls 0.00 Amount of Advances actually made by servicer 2,047,884.54
Withdrawal: to the Supplemental Interest Account 0.00 Amount of Advance shortfall 0.00
Ending Balance 0.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance 0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement 0.00 Servicer remittance 25,189,945.95
Withdrawal: Overfunded Interest Amount to Depositor 0.00 Funds from Capitalized Interest Account 0.00
Ending Balance 0.00 Funds from Prefund Account 0.00
Net Funds from Basis Risk account 0.00
Supplemental Interest Trust:
Net Payments to Trust from Swap Counterparty 0.00
Begininning Balance 0.00 25,189,945.95
Deposits: Investment Income 0.00
Deposits: Net Swap Payments to Trust 0.00 Distributions (B):
Deposits: Net Swap Payments to Counterparty from Waterfall 0.00 Trustee fee 0.00
Deposits: remaining amounts from Waterfall 0.00 Certificate Insurance Premium 0.00
Deposits: Excess funds from Basis Risk Reserve Account 0.00 Net Payments to Counterparty from Swap Trust 0.00
Withdrawals 0.00 Total interest distributed 5,505,539.46
Ending Balance 0.00 Total principal distributed 19,684,406.49
Net Deposits to Basis Risk account 0.00
25,189,945.95
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Diana Kenneally
Account Administrator
617-603-6413
Diana.kenneally@usbank.com
Distribution Date
September 25, 2006
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage 11.351%
B) Ending Collateral Balance 836,408,127.24 Senior Enhancement Percentage for purposes of Stepdown 10.828%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling Three Month Delinquency Rate 0.063% The later of:
E) Applicable Delinquency Event trigger limit 2.951% (x) May 2009 NO
F) Cumulative Realized Losses 0.00 (y) Distribution when Senior Enhancement % is >= 27.12% NO
G) Original Collateral Balance 875,075,554.16
H) Cumulative Loss % ( F / G) 0.00
I) Applicable Cumulative Loss Limit % (not applicable until June 2009) 100.000%
A Trigger Event will occur if either (1) or (2) is True: NO
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit NO
Excess interest distributions:
2) Cumulative Loss % exceeds applicable limit NO Excess available interest (A): 1,284,178.46
1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
Overcollateralization:
3) Required Basis Risk Reserve Deposit to BRRF 0.00
Ending Overcollateralization Amount 4,375,378.00 4) to Supp Interest Trust - Swap Term Payments 0.00
Target Overcollateralization Amount 4,375,378.00 5) Remaining Amounts to X 1,284,178.46
Ending Overcollateralization deficiency amount 0.00 (B): 1,284,178.46
Overcollateralization release amount 0.00
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Sep 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
856,092,533.73
22,467,860.82
2,783,454.33
0.00
836,408,127.24
777.36
14,914,224.52
421,609.20
0.00
7,131,249.74
22,467,860.82
5,620,301.25
267,529.10
2,783,454.33
0.00
0.00
0.00
0.00
2,569,317.82
152,767.31
0.00
25,189,945.95
2,341
2,288
0.9558124704
7.87808%
7.50308%
11.26705%
0.00
2,340
836,236,122.60
0.00
0.00
0.00
5,582,955.96
15
20
0.00
0.00
267,529.10
0.00
0.00
0.00
0.00
0.00

Distribution Date: Sep 25, 2006
COLLATERAL / REMITTANCE SUMMARY - SERVICER
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Aurora
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
856,092,533.73
22,467,860.82
2,783,454.33
0.00
836,408,127.24
777.36
14,914,224.52
421,609.20
0.00
7,131,249.74
22,467,860.82
5,620,301.25
267,529.10
2,783,454.33
0.00
0.00
0.00
0.00
2,569,317.82
152,767.31
0.00
25,189,945.95
2,341
2,288
0.9558124704
7.87808%
7.50308%
11.26705%
0.00
2,340
836,236,122.60
0.00
0.00
0.00
5,582,955.96
15.00
20.00
0.00
0.00
267,529.10
0.00
0.00
0.00
0.00
0.00
856,092,533.73
22,467,860.82
2,783,454.33
0.00
836,408,127.24
777.36
14,914,224.52
421,609.20
0.00
7,131,249.74
22,467,860.82
5,620,301.25
267,529.10
2,783,454.33
0.00
0.00
0.00
0.00
2,569,317.82
152,767.31
0.00
25,189,945.95
2,341
2,288
0.9558124704
7.87808%
7.50308%
11.26705%
0.00
2,340
836,236,122.60
0.00
0.00
0.00
5,582,955.96
15.00
20.00
0.00
0.00
267,529.10
0.00
0.00
0.00
0.00
0.00

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance
%
0K to 99.99K
79 6,206,984.70 0.74%
100K to 199.99K
432 66,584,963.57 7.96%
200K to 299.99K
523 128,764,981.95 15.39%
300K to 399.99K
392 135,969,940.17 16.26%
400K to 499.99K
361 161,630,587.25 19.32%
500K to 599.99K
233 127,033,117.93 15.19%
600K to 699.99K
135 86,984,780.92 10.40%
700K to 799.99K
45 33,944,909.72 4.06%
800K to 899.99K
30 25,492,876.76 3.05%
900K to 999.99K
20 19,096,297.76 2.28%
1000K to 1099.99K
20 20,383,625.67 2.44%
1100K to 1199.99K
2 2,339,518.52 0.28%
1200K to 1299.99K
7 8,709,754.90 1.04%
1300K to 1399.99K
4 5,438,382.72 0.65%
1400K to 1499.99K
3 4,356,200.93 0.52%
1500K to 1599.99K
1 1,514,622.57 0.18%
1900K to 1999.99K
1 1,956,581.20 0.23%
Total
2,288
836,408,127.24
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1900K to 1999.99K
Balance

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
6.50% - 6.99%
35 14,831,221.27 1.77%
7.00% - 7.49%
289 110,141,009.36 13.17%
7.50% - 7.99%
1,438 550,450,153.43 65.81%
8.00% - 8.49%
78 28,092,430.22 3.36%
8.50% - 8.99%
448 132,893,312.96 15.89%
Total
2,288
836,408,127.24
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.88%
Count
Balance ($)
%
2.00% - 2.99%
245 93,702,757.34 11.20%
3.00% - 3.99%
2,043 742,705,369.90 88.80%
Total
2,288
836,408,127.24
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.31%
Count
Balance ($)
%
2.00% - 2.99%
245 93,702,757.34 11.20%
3.00% - 3.99%
2,043 742,705,369.90 88.80%
Total
2,288
836,408,127.24
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.31%
Count
Balance ($)
%
9.00% - 9.99%
380 148,028,874.16 17.70%
12.00% - 12.99%
1,908 688,379,253.08 82.30%
Total
2,288
836,408,127.24
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.64%
Count
Balance ($)
%
1
2,288 836,408,127.24 100.00%
Total
2,288
836,408,127.24
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
2,288 836,408,127.24 100.00%
Total
2,288
836,408,127.24
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
1 Month LIBOR
534 164,443,393.87 19.66%
1 Year MTA
1,754 671,964,733.37 80.34%
Total
2,288
836,408,127.24
100.00%
Indices
Index
Count
Balance ($)
%
Condominium
299 83,204,450.92 9.95%
Multifamily
172 62,790,157.20 7.51%
Planned Unit Development
452 166,883,663.41 19.95%
Single Family
1,365 523,529,855.71 62.59%
Total
2,288
836,408,127.24
100.00%
Property Type
Type
Count
Balance ($)
%
2005
14 4,373,025.93 0.52%
2006
2,274 832,035,101.31 99.48%
Total
2,288
836,408,127.24
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00%-19.99%
1 136,576.11 0.02%
25.00%-29.99%
3 752,949.01 0.09%
30.00%-34.99%
3 1,272,713.47 0.15%
35.00%-39.99%
4 748,971.14 0.09%
40.00%-44.99%
5 1,330,544.38 0.16%
45.00%-49.99%
8 2,213,148.22 0.26%
50.00%-54.99%
16 3,877,476.52 0.46%
55.00%-59.99%
23 11,297,246.06 1.35%
60.00%-64.99%
26 9,480,003.99 1.13%
65.00%-69.99%
70 28,009,118.14 3.35%
70.00%-74.99%
172 68,396,511.78 8.18%
75.00%-79.99%
507 183,167,143.39 21.90%
80.00%-84.99%
1,391 509,725,385.30 60.94%
85.00%-89.99%
15 4,818,257.59 0.58%
90.00%-94.99%
42 10,464,056.24 1.25%
95.00%-99.99%
2 718,025.90 0.09%
Total
2,288
836,408,127.24
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
337 - 360
1,433 511,976,568.66 61.21%
457 - 480
855 324,431,558.58 38.79%
Total
2,288
836,408,127.24
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 401
Count
Balance ($)
%
337 - 360
1,433 511,976,568.66 61.21%
457 - 480
855 324,431,558.58 38.79%
Total
2,288
836,408,127.24
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 401
Count
Balance ($)
%
337 - 360
1,433 511,976,568.66 61.21%
457 - 480
855 324,431,558.58 38.79%
Total
2,288
836,408,127.24
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 407
Count
Balance ($)
%
337 - 360
1,433 511,976,568.66 61.21%
457 - 480
855 324,431,558.58 38.79%
Total
2,288
836,408,127.24
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 407

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
ARIZONA
115 36,019,010.82 4.31%
CALIFORNIA
1,003 471,909,709.97 56.42%
COLORADO
58 13,833,080.71 1.65%
CONNECTICUT
10 2,970,497.92 0.36%
DELAWARE
3 723,878.46 0.09%
DISTRICT OF COLUMBIA
10 5,478,141.46 0.65%
FLORIDA
225 58,879,960.58 7.04%
GEORGIA
26 5,583,399.72 0.67%
IDAHO
13 2,654,020.12 0.32%
ILLINOIS
22 4,802,755.03 0.57%
INDIANA
5 357,368.68 0.04%
KANSAS
1 210,420.20 0.03%
KENTUCKY
1 107,766.64 0.01%
LOUISIANA
5 1,120,156.58 0.13%
MARYLAND
56 21,144,240.66 2.53%
MASSACHUSETTS
24 8,661,548.92 1.04%
MICHIGAN
43 8,118,861.07 0.97%
MINNESOTA
41 9,680,977.68 1.16%
MISSOURI
5 1,219,610.35 0.15%
MONTANA
2 1,191,202.01 0.14%
NEVADA
96 27,495,514.60 3.29%
NEW JERSEY
60 21,183,100.14 2.53%
NEW MEXICO
11 1,948,613.29 0.23%
NEW YORK
50 21,353,287.84 2.55%
NORTH CAROLINA
8 1,977,050.63 0.24%
OHIO
22 4,001,903.59 0.48%
OKLAHOMA
1 199,302.48 0.02%
OREGON
57 16,160,586.63 1.93%
PENNSYLVANIA
16 2,251,684.01 0.27%
RHODE ISLAND
3 745,500.15 0.09%
SOUTH CAROLINA
4 1,314,904.82 0.16%
TENNESSEE
6 1,082,211.06 0.13%
TEXAS
43 7,482,980.58 0.89%
UTAH
34 9,193,440.57 1.10%
VIRGINIA
60 22,222,223.87 2.66%
WASHINGTON
146 42,621,631.31 5.10%
WYOMING
3 507,584.09 0.06%
Total
2,288
836,408,127.24
100.00%
Geographic Distribution by State
State

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEVADA
VIRGINIA
NEW YORK
NEW JERSEY
MARYLAND
OREGON
COLORADO
MINNESOTA
UTAH
MASSACHUSETTS
MICHIGAN
TEXAS
GEORGIA
DISTRICT OF
COLUMBIA
ILLINOIS
OHIO
CONNECTICUT
IDAHO
PENNSYLVANIA
NORTH CAROLINA
NEW MEXICO
SOUTH CAROLINA
MISSOURI
MONTANA
LOUISIANA
TENNESSEE
RHODE ISLAND
DELAWARE
WYOMING
INDIANA
KANSAS
OKLAHOMA
KENTUCKY
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,280
831,705,795.39
99.44%
829,546,400.17
8
4,702,331.85
0.56%
4,659,219.58
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,288
836,408,127.24
834,205,619.75
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,280
831,705,795.39
99.44%
829,546,400.17
8
4,702,331.85
0.56%
4,659,219.58
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,288
836,408,127.24
100.00%
834,205,619.75
Current
30 - 59
days
Current 99.4%
30 - 59 days 0.6%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
8 4,702,331.85 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
8
4,702,331.85
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
8
4,702,331.85
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
8
4,702,331.85
100.00%
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Sep 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
June 2006
July 2006
August 2006
September 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
4 1,579,009.94 17 5,858,803.50 9 3,009,848.68 8 4,702,331.85
60 - 89 days
0 0.00 2 990,633.46 2 636,224.67 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
8/
1/
20
06
Balance ($)
60 - 89 days

Distribution Date: Sep 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
27.32%
22,467,083.46
3 Month
17.31%
Life CPR
13.23%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
Group 1
Total
Amount ($)

Distribution Date: Sep 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Sep 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Sep 25, 2006
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:

Distribution Date: Sep 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
53 21,789,600.00 22,045,474.26 0.00 856,092,533.73
2.58%
97.42%
1
Prepayment 2.58%
Liquidation 0.00%
Beginning Balance 97.42%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
119431369 128,000.00 130,481.48 130,990.92 0.00 0.00 0.00 Voluntary PIF 08/01/2006 0.00 8.250% 1,762.86
119431583 535,200.00 542,026.04 544,625.02 0.00 0.00 0.00 Voluntary PIF 08/21/2006 0.00 8.750% 0.00
119496057 277,000.00 280,611.97 281,556.50 0.00 0.00 0.00 Voluntary PIF 08/09/2006 0.00 8.875% 0.00
119496370 415,000.00 421,563.70 423,249.26 0.00 0.00 0.00 Voluntary PIF 08/29/2006 0.00 8.875% 14,732.50
119496925 520,000.00 526,809.36 528,596.05 0.00 0.00 0.00 Voluntary PIF 08/17/2006 0.00 8.750% 0.00
119693083 211,900.00 214,787.15 215,538.41 0.00 0.00 0.00 Voluntary PIF 08/21/2006 0.00 8.875% 0.00
119697696 500,000.00 505,588.27 507,416.28 0.00 0.00 0.00 Voluntary PIF 08/09/2006 0.00 8.875% 0.00
119862746 272,000.00 274,287.51 275,091.65 0.00 0.00 0.00 Voluntary PIF 08/03/2006 0.00 7.625% 5,470.34
119864288 284,800.00 287,535.20 288,473.04 0.00 0.00 0.00 Voluntary PIF 08/30/2006 0.00 7.875% 0.00
119864536 340,000.00 344,455.40 345,815.41 0.00 0.00 0.00 Voluntary PIF 08/08/2006 0.00 7.875% 10,688.49
119865145 276,000.00 279,000.15 280,066.09 0.00 0.00 0.00 Voluntary PIF 08/29/2006 0.00 7.875% 8,694.00
119865434 144,500.00 146,294.23 146,877.50 0.00 0.00 0.00 Voluntary PIF 08/07/2006 0.00 8.875% 1,152.82
119865913 119,200.00 121,090.88 121,656.06 0.00 0.00 0.00 Voluntary PIF 08/09/2006 0.00 8.875% 951.79
119866259 624,000.00 629,773.65 631,752.98 0.00 0.00 0.00 Voluntary PIF 08/23/2006 0.00 7.875% 19,601.92
119867406 227,000.00 230,402.89 231,419.50 0.00 0.00 0.00 Voluntary PIF 08/01/2006 0.00 8.875% 8,058.50
119869766 604,600.00 609,752.92 611,205.40 0.00 0.00 0.00 Voluntary PIF 08/09/2006 0.00 7.875% 0.00
119871978 227,900.00 229,857.11 230,560.70 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.500% 0.00
119872133 1,000,000.00 1,008,376.12 1,011,345.95 0.00 0.00 0.00 Voluntary PIF 08/31/2006 0.00 7.500% 0.00
120001235 344,000.00 346,714.97 347,948.56 0.00 0.00 0.00 Voluntary PIF 08/14/2006 0.00 7.875% 0.00
120003728 580,000.00 583,051.89 584,633.53 0.00 0.00 0.00 Voluntary PIF 08/23/2006 0.00 7.375% 0.00
120004163 187,900.00 189,473.88 190,031.91 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.500% 0.00
120004312 590,000.00 595,056.11 597,398.58 0.00 0.00 0.00 Voluntary PIF 08/31/2006 0.00 7.875% 18,525.33
120004338 597,000.00 602,251.97 604,089.26 0.00 0.00 0.00 Voluntary PIF 08/02/2006 0.00 7.625% 9,580.77

Distribution Date: Sep 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
120004692 163,200.00 164,171.32 164,560.63 0.00 0.00 0.00 Voluntary PIF 08/08/2006 0.00 7.875% 0.00
120006044 392,000.00 393,844.50 394,776.41 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.875% 0.00
120006184 1,342,500.00 1,351,611.74 1,356,007.78 0.00 0.00 0.00 Voluntary PIF 08/24/2006 0.00 7.875% 0.00
120006515 328,000.00 330,310.35 331,423.03 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.875% 0.00
120006531 284,800.00 286,537.25 287,412.08 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.500% 0.00
120007232 336,000.00 335,817.96 336,801.13 0.00 0.00 0.00 Voluntary PIF 08/07/2006 0.00 7.375% 0.00
120007562 322,400.00 324,670.91 325,764.59 0.00 0.00 0.00 Voluntary PIF 08/24/2006 0.00 7.875% 0.00
120007711 225,600.00 227,131.17 227,869.90 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.875% 0.00
120009139 405,000.00 409,601.21 411,008.84 0.00 0.00 0.00 Voluntary PIF 08/07/2006 0.00 7.875% 12,736.99
120009147 454,000.00 459,744.18 461,558.85 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.875% 0.00
120009683 175,000.00 177,293.23 177,993.24 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.875% 0.00
120010392 438,400.00 439,568.78 440,558.30 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.125% 0.00
120010681 550,400.00 557,569.96 559,771.30 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.875% 0.00
120010715 340,000.00 340,286.77 341,426.32 0.00 0.00 0.00 Voluntary PIF 08/17/2006 0.00 7.875% 0.00
120010889 200,000.00 201,408.76 202,087.22 0.00 0.00 0.00 Voluntary PIF 08/16/2006 0.00 7.875% 6,300.00
120010897 723,750.00 730,174.32 732,907.86 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.500% 0.00
120011218 211,600.00 213,364.29 214,101.49 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.750% 0.00
120011234 840,000.00 845,293.44 848,452.52 0.00 0.00 0.00 Voluntary PIF 08/18/2006 0.00 7.500% 0.00
120011291 330,500.00 332,516.03 333,531.24 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.500% 0.00
120011853 272,000.00 273,501.65 274,307.69 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.375% 0.00
120011986 440,000.00 444,593.22 446,456.29 0.00 0.00 0.00 Voluntary PIF 08/02/2006 0.00 8.625% 0.00
120012174 299,200.00 301,376.57 302,283.26 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.875% 0.00
120012208 464,000.00 467,591.00 469,236.77 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 8.625% 0.00
120012646 450,000.00 452,679.94 453,987.36 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.875% 0.00
120013024 416,000.00 419,599.59 421,093.45 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.875% 0.00
120013107 320,000.00 322,327.84 323,297.56 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.875% 0.00
120013552 566,250.00 569,704.05 571,443.41 0.00 0.00 0.00 Voluntary PIF 08/09/2006 0.00 7.500% 0.00
120014576 302,000.00 303,708.64 304,547.34 0.00 0.00 0.00 Repurchase 09/16/2006 0.00 7.875% 0.00
120014881 583,000.00 587,014.54 588,964.64 0.00 0.00 0.00 Voluntary PIF 08/04/2006 0.00 7.000% 16,271.00
120015102 608,000.00 610,273.48 611,505.20 0.00 0.00 0.00 Voluntary PIF 08/01/2006 0.00 7.625% 18,240.00
Total:
53
21,789,600.00
21,972,529.54
0.00
22,045,474.26
0.00
0.00
0.00
152,767.31

Distribution Date: Sep 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Sep 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #